Concentrations (Tables)	12 Months Ended
Dec. 31, 2025
Concentrations [Abstract]
Schedule of Company Revenue

The following table sets forth information as to each customer that accounted for 10% or more of the Company’s revenue for the years ended December 31, 2025, 2024 and 2023.

	For the years ended December 31,
	2025	% of revenue	2024	% of revenue	2023	% of revenue
Company A	$8,414,291	23.9%	$7,582,800	23.2%	$7,548,954	23.1%
Company B	5,110,480	14.5%	4,980,593	15.3%	5,332,493	16.3%
Company C	6,986,855	19.8%	5,620,545	17.2%	4,928,204	15.1%
	$20,511,626	58.2%	$18,183,938	55.7%	$17,809,651	54.5%

Schedule of Trade Receivable

Details of the customers which accounted for 10% or more of trade receivables are as follows:

	As of December 31,
	2025	% account receivable	2024	% account receivable
Company A	$796,476	16.1%	$1,083,721	18.3%
Company B	792,340	16.0%	1,301,680	22.0%
Company C	652,121	13.2%	502,807	8.5%
Company D	598,330	12.1%	680,201	11.5%
	$2,839,267	57.4%	$3,568,409	60.3%